Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

24TH SEMI-ANNUAL REPORT

September 30, 2000

Established 1976

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Securities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and for over two decades investors have received a generous monthly income from this high-quality municipal bond portfolio.1

I am pleased to present the fund's 24th Semi-Annual Report. On September 30, 2000, the fund's net assets of $530 million were invested in 115 tax-free securities issued by municipalities across the United States. The fund's portfolio had a weighted average effective maturity of 10.22 years.

This report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 2000, through September 30, 2000. It begins with an interview with J. Scott Albrecht, Vice President, who co-manages the fund with Mary Jo Ochson, Senior Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the high-quality tax-free municipal securities that comprise the fund's holdings, and third is the publication of the fund's financial statements.

The past six months were a good time to be invested in high-quality municipal bonds. The municipal bond market's favorable returns over this reporting period were influenced by strong demand by retail investors and limited new issuance of municipal bonds. This limited issuance situation created a premium value for municipal bonds.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

On September 30, 2000, the fund's Class A Shares delivered a 30-day SEC yield of 4.55%, based on net asset value.2 This is the equivalent of a 7.53% yield on a taxable bond investment for an investor in the 39.6% federal income tax bracket and the equivalent to taxable yields of 7.11% and 6.59% for investors in the 36% and 31% tax brackets, respectively.

Individual share class total return performance at net asset value for the six-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Change
Class A Shares	3.57%	$0.239	$9.90 to $10.01 = 1.1%
Class B Shares	3.11%	$0.195	$9.90 to $10.01 = 1.1%
Class C Shares	3.12%	$0.195	$9.90 to $10.01 = 1.1%

Thank you for entrusting a portion of your wealth to Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad array of municipal securities. You can receive income from the fund or increase your wealth by reinvesting your monthly dividends so they may compound tax-free. As always, we welcome your comments and suggestions.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2000

2 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on September 30, 2000 for Class B and C shares were 3.65% and 3.66%, based on net asset value. The 30-day SEC yield for Class A, B and C Shares, based on offering price (i.e., less any applicable sales charge), was 4.34%, 3.65% and 3.66%, respectively. The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in 39.6%, 36.0% and 31.0% federal tax brackets were as follows: Class A Shares--7.19%, 6.78% and 6.29%, respectively; Class B Shares--6.04%, 5.70% and 5.29%, respectively; and Class C Shares--6.06%, 5.72% and 5.30%, respectively.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (1.12%), (2.39%) and 2.12%, respectively.

J. Scott Albrecht

Vice President

Federated Investment Management
Company

Mary Jo Ochson

Senior Vice President

Federated Investment Management
Company

Investment Review

How would you describe the market environment for municipal bonds over the reporting period ended September 30, 2000?

The municipal bond market continued to perform well on an after-tax basis relative to the taxable fixed-income markets. The combination of increased equity market volatility, a limited supply of municipal bonds and bond-friendly economic reports have provided the fixed-income markets with the potential to post better return numbers than the domestic equity markets so far in 2000. Important determinants of the municipal bond market's favorable relative returns are strong demand among retail investors and limited new issuance of municipal bonds, which helped provide a level of scarcity for municipal debt. Credit quality in the high-grade sector has continued to benefit from the strong national economy, and the ratio of upgrades to downgrades by the major rating agencies are still strongly positive.

How did the fund perform with respect to total return for the reporting period ended September 30, 2000?

For the six-month reporting period ended September 30, 2000, the fund's Class A, B and C Shares returned 3.57%, 3.11% and 3.12%, respectively, based on net asset value.1 The fund lagged the Lipper General Municipal Fund Average of 4.74%.2

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (1.12%), (2.39%) and 2.12%, respectively.

2 The Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The fund continued to have competitive income performance. As of September 30, 2000, the fund's Class A Shares had a 30-day SEC current yield of 4.34%3 based on offering price. The performance is even more impressive on a taxable-equivalent basis (yields range from 6.29% for an investor in the 31% bracket to 7.19% for an investor in the 39.6% bracket).

During the reporting period, we concentrated on purchasing high-quality, investment-grade issues in the long-intermediate portion of the municipal yield curve. We limited the fund's new purchases to high-quality issues ("A" rated or better), which had a favorable impact on performance, as credit spreads on lower quality municipal debt widened over the reporting period. We made purchases in the state and local general obligations, infrastructure financings and high-quality industrial development and pollution control bonds.

The fund's underweighting in the health care and resource recovery sectors had a significantly positive impact on fund performance during the reporting period, with these sectors providing among the worst performance in the municipal index. Credit spreads in the health care sector, although they have stabilized, had not yet recovered from the significant spread widening that occurred over the previous nine months.

The fund's underweighting in California and Puerto Rico bonds, which experienced significant price appreciation over the third quarter of 2000, negatively impacted the fund's performance. Also, the fund's concentration in high-coupon cushion bonds was a drag on performance over the third quarter, as interest rates declined in July and August.

What strategies are you employing to take advantage of the current market environment?

Holding bonds with the appropriate structure to take advantage of the current market conditions has been the most important determining factor of relative performance of the fund over the reporting period. A flattening yield curve, strong retail demand in intermediate and longer maturities, and intermittent credit spread widening have combined to make high-grade, long-intermediate maturity discount coupon securities the structure of choice for relative outperformance during the reporting period.

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields as of September 30, 2000, based on offering price (i.e., less any applicable sales charge), for Class B and C Shares were 3.65% and 3.66%, respectively.

How were the fund's assets allocated on September 30, 2000 in terms of credit quality?

The fund had an average portfolio quality rating equivalent to "AA," and the credit quality allocation was as follows.

Percentage of Net Assets
AAA	41.6%
AA	27.0%
A	8.5%
BBB	11.6%
Non-Rated	11.0%

What were the fund's top five holdings as of September 30, 2000?

The top five holdings were as follows:

Issuer/Coupon/Maturity	Percentage of Net Assets
Indianapolis, IN Airport Authority--FDX Corp., Special Facilities Revenue Bonds 7.100% due 1/15/2017	3.78%
Salt Lake City, UT Hospital Authority--IHC Hospital, 8.125% due 05/15/2015	3.15%
Springfield, TN Health & Educational Facilities Board--NorthCrest Medical Center, Hospital Revenue Bonds, 8.500% due 4/01/2024	2.94%
Dallas-Fort Worth, TX International Airport Facilities--American Airlines Inc., Revenue Bonds, 7.250% due 11/01/2030	2.48%
San Antonio, TX Electric & Gas Revenue Bonds, 5.000% due 2/01/2017	2.09%
TOTAL	14.44%

What is your outlook for the municipal bond market?

The technical market conditions are still in place for the municipal market to continue its good performance relative to other fixed-income alternatives. Supply estimates for the remainder of the year have been reduced to around the $180 billion range. A change in the level of refunding issuance is not expected with the generally low interest rate environment and the minimal number of bonds that have the potential of being refunded. Demand is also expected to remain strong among retail buyers, who have been the most important participants in the municipal bond market over the last two years. Demand has been especially strong for municipal bonds in the states such as California, New York and Massachusetts that have benefited most from the high technology boom.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $24,000 in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $93,730 on 9/30/00. You would have earned a 5.84%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

[Graphic Representation Omitted - See Appendix]

As of 9/30/00, the Class A Shares' average annual 1-year, 5-year and 10-year total returns were 0.35%, 2.63% and 5.29%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (7/26/94), total returns were (1.36%), 2.34% and 3.30%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (4/21/93) total returns were 3.14%, 2.68% and 2.95%, respectively.2

1 Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charge and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 23 years (reinvesting all dividends and capital gains) grew to $56,382.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $24,000 but your account would have reached a total value of $56,3821 by 9/30/00. You would have earned an average annual total return of 6.35%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for Tax-Free Income

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn. Larry owns a successful architectural firm, and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket.

On September 30, 1990, the Bartletts invested $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in ten years, their original $25,000 investment has grown to $41,878.1 This represents a 5.29% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

[Graphic Representation Omitted - See Appendix]

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

September 30, 2000 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--99.0%
		Alabama--0.6%
$3,000,000		Mobile County, AL, IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco Inc.), Mandatory Tender 5/1/2010	NR		$3,000,000

		California--6.6%
6,870,000		California HFA, Home Mortgage Revenue Bonds (Series 2000), 5.50%, 8/1/2017	AAA		6,984,317
9,400,000		California PCFA, Refunding Revenue Bonds (Series A), 5.90% (San Diego Gas & Electric)/(Original Issue Yield: 5.934%), 6/1/2014	A+		10,205,580
5,000,000		California State Public Works Board, Lease Refunding Revenue Bonds, (Series A), 5.25% (Trustees of the California State University), 10/1/2015	A+		5,067,950
1,495,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2013	AAA		1,633,736
1,930,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2015	AAA		2,087,256
4,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 1999), 5.375%, 1/15/2015	AAA		4,133,160
4,590,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 5.90%, 2/15/2015	A+		4,794,026

		TOTAL			34,906,025

		Colorado--3.0%
5,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes, (Series 2000), 6.00% (AMBAC INS), 6/15/2010	AAA		5,426,600
3,580,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2013	AAA		3,657,006
6,650,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2014	AAA		6,745,627

		TOTAL			15,829,233

		Connecticut--1.5%
5,000,000		Connecticut State, UT GO Bonds (Series 1999A), 5.25%, 6/15/2012	AAA		5,112,700
3,000,000		University of Connecticut, UT GO Bonds (Series 2000A), 5.25% (Connecticut State), 3/1/2011	AAA		3,093,420

		TOTAL			8,206,120

		Delaware--0.5%
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA		2,488,200

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		District of Columbia--0.4%
$2,000,000		District of Columbia Hospital Authority, Refunding Revenue Bonds (Series B), 7.00% (Medlantic Healthcare Group)/(Original Issue Yield: 7.282%), 8/15/2015	BBB+		$2,129,600

		Florida--6.5%
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+		5,804,218
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA		888,201
6,070,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2000A), 5.75%, 7/1/2010	AAA		6,492,533
6,635,000		Florida State Department of Transportation, Right of Way Acquisition & Bridge Construction Bonds (Series 1997A), 5.00% (Original Issue Yield: 5.10%), 7/1/2014	AA+		6,463,883
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Original Issue Yield: 10.105%), 7/1/2014	AA+		4,250,340
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00%, 7/1/2013	AAA		1,078,440
3,000,000		Miami-Dade County, FL, School District, Refunding UT GO Bonds, 5.375%, 8/1/2012	AAA		3,100,740
6,135,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 1999D), 5.75% (Orlando Regional Healthcare System)/(MBIA INS), 10/1/2013	AAA		6,396,780

		TOTAL			34,475,135

		Georgia--0.4%
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	BBB-		2,048,700

		Hawaii--1.8%
10,000,000		Hawaii State Department of Budget & Finance, Special Purpose Refunding Revenue Bonds, (Series A), 4.95% (Hawaiian Electric Company, Inc.)/(MBIA INS), 4/1/2012	AAA		9,742,500

		Illinois--2.4%
3,250,000		Chicago, IL, Refunding UT GO Bonds (Series 1996A-2), 6.125%, 1/1/2012	AAA		3,539,575
8,295,000		Cook County, IL, Refunding GO Bonds (Series 1997A), 6.25%, 11/15/2013	AAA		9,153,035

		TOTAL			12,692,610

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--4.1%
$1,750,000		Indiana Health Facilty Financing Authority, Hospital Refunding Revenue Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A		$1,505,368
19,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FDX Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		20,047,660

		TOTAL			21,553,028

		Kansas--0.8%
4,060,000		Kansas Development Finance Authority, Water Pollution Control Revolving Fund Revenue Bonds (Series II), 6.00%, 11/1/2013	AA+		4,343,510

		Louisiana--3.2%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+		6,499,680
10,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		10,370,600

		TOTAL			16,870,280

		Maryland--1.9%
5,000,000		Maryland State, UT GO Bonds, 2nd Series, 5.25% (Original Issue Yield: 5.55%), 6/15/2011	AAA		5,147,200
5,000,000		Prince Georges County, MD, Consolidated Public Improvement UT GO Bonds, 5.50%, 10/1/2013	AAA		5,190,300

		TOTAL			10,337,500

		Massachusetts--4.1%
1,965,000		Boston, MA, UT GO (Series 2000A), 5.75%, 2/1/2012	AA-		2,070,010
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AA-		5,256,000
2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A), 5.75%, 7/1/2016	AAA		2,060,760
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.25%), 7/1/2016	AAA		2,887,410
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.29%), 7/1/2017	AAA		2,864,010
3,035,000		Worcester, MA, LT GO Bonds, (Series A), 5.75% (FSA INS), 4/1/2013	AAA		3,188,055
3,120,000		Worcester, MA, LT GO Bonds, (Series A), 5.75% (FSA INS), 4/1/2014	AAA		3,257,561

		TOTAL			21,583,806

		Michigan--1.5%
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA		2,498,410
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA		2,712,709
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$2,650,000		Rochester, MI, Community School District, Refunding UT GO Bonds, (Series I), 5.50% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.56%), 5/1/2013	AAA		$2,702,285

		TOTAL			7,913,404

		Minnesota--3.7%
5,000,000		Northern Municipal Power Agency, MN, Electric System Revenue Bonds, 5.40% (Original Issue Yield: 5.52%), 1/1/2015	AAA		4,998,050
3,695,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Refunding Revenue Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BBB-		3,233,531
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BBB-		800,820
3,000,000		University of Minnesota, Revenue Bonds, (Series A), 5.75%, 7/1/2013	AA		3,176,610
3,000,000		University of Minnesota, Revenue Bonds, (Series A), 5.75%, 7/1/2015	AA		3,157,170
4,200,000		University of Minnesota, Revenue Bonds, (Series A), 5.75%, 7/1/2016	AA		4,397,526

		TOTAL			19,763,707

		Missouri--1.6%
855,000	[2]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR		820,809
8,010,000		Kansas City, MO, UT GO Bonds, (Series B), 5.125% (Original Issue Yield: 5.25%), 2/1/2017	AA		7,735,177

		TOTAL			8,555,986

		New Jersey--4.5%
6,210,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 1999), 5.625% (Meridian Health System Obligated Group)/(FSA INS), 7/1/2012	AAA		6,464,858
6,625,000		New Jersey State Transportation Trust Fund Authority, Revenue Bonds (Series 1997A), 5.50%, 6/15/2009	AA		6,949,095
4,265,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2000B), 6.00%, 6/15/2014	AAA		4,550,670
6,000,000		New Jersey State, Refunding UT GO Bonds (Series F), 5.25%, 8/1/2014	AA+		6,018,480

		TOTAL			23,983,103

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--14.7%
$8,000,000		Long Island Power Authority, Electric System Revenue Bonds, (Series A), 5.50% (FSA INS), 12/1/2012	AAA		$8,386,880
3,000,000		New York City, NY, Transit Authority Metropolitan Transportation Authority Triborough Bridge and Tunnel Authority, Certificates of Participation (Series 1999A), 5.625% (AMBAC INS), 1/1/2012	AAA		3,135,270
3,000,000		New York City, NY, Transit Authority Metropolitan Transportation Authority Triborough Bridge and Tunnel Authority, Certificates of Participation (Series 1999A), 5.625% (AMBAC INS), 1/1/2013	AAA		3,110,970
4,595,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series C), 5.25%, 5/1/2013	AA		4,610,209
6,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds, (Series A), 6.00% (FGIC INS), 8/15/2015	AAA		6,346,980
2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2011	A		2,785,950
2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2012	A		2,769,825
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+		2,498,450
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (New York State University), 5/15/2016	AAA		5,296,950
2,500,000		New York State Environmental Facilities Corp., Refunding Notes (Series F), 5.25%, 6/15/2014	AA-		2,498,575
4,000,000		New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Fund (Series 1998C), 5.25%, 6/15/2013	AA-		4,023,280
6,025,000	[2]	New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207A), 6.25574%, 4/1/2007	NR		6,887,298
5,050,000	[2]	New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207B), 6.25574% (AMBAC INS), 4/1/2008	NR		5,812,853
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, 5.625%, 4/1/2013	AAA		4,151,040
4,000,000		New York State Thruway Authority, Service Contract Revenue Bonds (Series 1998A-2), 5.375%, 4/1/2016	AAA		3,979,200
2,595,000		New York State Urban Development Corp., Revenue Bonds (Series 1999C), 6.00% (Correctional Facilities Service Contract), 1/1/2014	AAA		2,752,594
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA INS), 6/1/2014	AAA		3,252,420
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	A+		5,483,058

		TOTAL			77,781,802

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--1.1%
$6,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA		$5,990,700

		Ohio--2.6%
3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA		3,141,360
3,000,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	NR		2,528,160
4,000,000		Ohio State Building Authority, State Facilities Bonds (Series 1999), 5.50%, 10/1/2013	AA		4,091,120
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+		4,269,677

		TOTAL			14,030,317

		Oregon--0.6%
2,980,000		Salem-Keizer, OR, School District #24J, UT GO Bonds, 5.25% (Oregon School Boards Association GTD), 6/1/2012	AA		3,015,998

		Pennsylvania--3.2%
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	A-2		1,587,400
2,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%, 3/1/2013	AAA		2,126,320
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00%, 1/15/2014	AA		5,312,950
1,000,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		986,050
5,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds, 5.25% (Philadelphia Funding Program), 6/15/2013	AAA		5,004,800
2,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series A), 7.10% (Guthrie Healthcare System, PA)/(Original Issue Yield: 7.175%), 3/1/2017	AAA		2,058,160

		TOTAL			17,075,680

		Puerto Rico--0.8%
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites (Series PA 331A), 6.20984% (AMBAC INS), 7/1/2013	NR		2,223,380
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 6.20984% (AMBAC INS), 7/1/2014	NR		2,203,000

		TOTAL			4,426,380

		South Carolina--1.2%
6,000,000		South Carolina Transportation Infrastructure Bank, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2011	Aaa		6,231,540

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--5.9%
$5,000,000		Memphis, TN, General Improvement UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA		$4,914,150
6,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+		6,015,360
13,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	Aaa		15,587,260
2,280,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.35%, 7/1/2012	AA		2,277,036
2,405,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.40%, 7/1/2013	AA		2,392,518

		TOTAL			31,186,324

		Texas--8.3%
4,000,000		Brazos River Authority, TX, PCR Bonds (Series A), 7.875% (Texas Utilities Electric Co.), 3/1/2021	BBB+		4,115,280
12,750,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corporation, Revenue Bonds, 7.25% (American Airlines, Inc.)/(Original Issue Yield: 7.428%), 11/1/2030	BBB-		13,142,700
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2011	AAA		2,356,552
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2012	AAA		4,278,840
2,000,000		Lufkin, TX, HFDC, Health System Revenue Bonds (Series 1998), 5.70% (Memorial Health System of East Texas)/(Original Issue Yield: 5.75%), 2/15/2028	BBB-		1,547,820
3,700,000		Red River Authority, TX, PCR Bonds, 6.875% (Hoechst Celanese Corp.)/(Original Issue Yield: 6.939%), 4/1/2017	BBB		3,738,258
3,630,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB+		3,528,687
11,915,000		San Antonio, TX, Electric & Gas, Revenue Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017	AA		11,100,967

		TOTAL			43,809,104

		Utah--3.2%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Refunding Revenue Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA		16,674,930

		Virginia--2.5%
2,500,000		Fairfax County, VA, UT GO Bonds (Series A), 5.25% (Original Issue Yield: 5.35%), 6/1/2009	AAA		2,563,225
3,360,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2012	A-		3,597,619
3,185,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2013	A-		3,390,146
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--continued
$3,805,000		Virginia Beach, VA, UT GO Bonds, 5.25%, 3/1/2009	AA		$3,931,630

		TOTAL			13,482,620

		Washington--3.1%
5,905,000		Seattle, WA, Library Facilities UT GO Bonds (Series 1999A), 5.375%, 12/1/2012	AA+		6,024,517
5,000,000		Washington State Public Power Supply System, (Nuclear Project No. 2) Refunding Revenue Bonds (Series 1998A), 5.00% (Original Issue Yield: 5.18%), 7/1/2012	AA-		4,893,100
5,595,000		Washington State, Convention and Trade Center Certificates of Participation, 5.125% (Original Issue Yield: 5.30%), 7/1/2013	AAA		5,481,757

		TOTAL			16,399,374

		West Virginia--1.2%
6,000,000		West Virginia State, GO State Road Bonds (Series 1999), 5.75%, 6/1/2014	AA-		6,234,780

		Wisconsin--1.5%
7,460,000		Wisconsin State, UT GO Bonds (Series A), 5.50%, 5/1/2009	AA		7,794,283

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $508,308,511)			524,556,279

		SHORT-TERM MUNICIPALS--0.8%
		Idaho--0.3%
$1,800,000		Boise City, ID, Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		1,800,000

		Indiana--0.2%
1,000,000		Spencer County, IN, PCR Bonds, Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		1,000,000

		Puerto Rico--0.3%
1,300,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	A-1+c		1,300,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,100,000

		TOTAL INVESTMENTS (IDENTIFIED COST $512,408,511)[3]			$528,656,279

Securities that are subject to alternative minimum tax represent 12.9% of the portfolio as calculated based on total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At September 30, 2000, these securities amounted to $17,947,340 which represents 3.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $512,408,511. The net unrealized appreciation of investments on a federal tax basis amounts to $16,247,768 which is comprised of $19,250,734 appreciation and $3,002,966 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($530,050,118) at September 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $512,408,511)		$528,656,279
Cash		16,922
Income receivable		9,577,588
Receivable for shares sold		212,417

TOTAL ASSETS		538,463,206

Liabilities:
Payable for investments purchased	$6,031,007
Payable for shares redeemed	153,216
Income distribution payable	2,025,376
Accrued expenses	203,489

TOTAL LIABILITIES		8,413,088

Net assets for 52,947,688 shares outstanding		$530,050,118

Net Assets Consist of:
Paid in capital		$557,730,378
Net unrealized appreciation of investments		16,247,768
Accumulated net realized loss on investments		(45,501,371)
Accumulated undistributed net investment income		1,573,343

TOTAL NET ASSETS		$530,050,118

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($452,594,914 ÷ 45,210,622 shares outstanding)		$10.01

Offering Price Per Share (100/95.50 of $10.01)[1]		$10.48

Redemption Proceeds Per Share		$10.01

Class B Shares:
Net Asset Value Per Share ($68,518,537 ÷ 6,844,415 shares outstanding)		$10.01

Offering Price Per Share		$10.01

Redemption Proceeds Per Share (94.50/100 of $10.01)[1]		$9.46

Class C Shares:
Net Asset Value Per Share ($8,936,667 ÷ 892,651 shares outstanding)		$10.01

Offering Price Per Share		$10.01

Redemption Proceeds Per Share (99.00/100 of $10.01)[1]		$9.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2000 (unaudited)

Investment Income:
Interest			$15,392,297

Expenses:
Investment adviser fee		$1,503,115
Administrative personnel and services fee		203,520
Custodian fees		26,770
Transfer and dividend disbursing agent fees and expenses		206,998
Directors'/Trustees' fees		7,974
Auditing fees		6,487
Legal fees		6,622
Portfolio accounting fees		72,308
Distribution services fee--Class B Shares		263,077
Distribution services fee--Class C Shares		37,805
Shareholder services fee--Class A Shares		575,527
Shareholder services fee--Class B Shares		87,692
Shareholder services fee--Class C Shares		12,601
Share registration costs		24,057
Printing and postage		23,922
Insurance premiums		1,081
Taxes		16,257
Miscellaneous		4,335

TOTAL EXPENSES		3,080,148

Waivers:
Waiver of shareholder services fee--Class A Shares	$(322,295)
Waiver of shareholder services fee--Class C Shares	(504)

TOTAL WAIVERS		(322,799)

Net expenses			2,757,349

Net investment income			12,634,948

Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,534,642
Net change in unrealized appreciation of investments			4,484,471

Net realized and unrealized gain on investments			6,019,113

Change in net assets resulting from operations			$18,654,061

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2000	Year Ended 3/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,634,948	$28,578,781
Net realized gain (loss) on investments ($1,534,642 and $(43,980,229), respectively, as computed for federal tax purposes)	1,534,642	(30,801,658)
Net change in unrealized appreciation of investments	4,484,471	(26,542,320)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,654,061	(28,765,197)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,064,433)	(24,804,613)
Class B Shares	(1,373,522)	(3,215,677)
Class C Shares	(196,993)	(558,491)
Distributions from net realized gain on investments
Class A Shares	--	(1,587,020)
Class B Shares	--	(249,229)
Class C Shares	--	(45,144)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,634,948)	(30,460,174)

Share Transactions:
Proceeds from sale of shares	84,427,516	128,643,376
Net asset value of shares issued to shareholders in payment of distributions declared	7,321,514	19,111,909
Cost of shares redeemed	(121,889,953)	(202,867,424)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,140,923)	(55,112,139)

Change in net assets	(24,121,810)	(114,337,510)

Net Assets:
Beginning of period	554,171,928	668,509,438

End of period (including undistributed net investment income of $1,573,343 and $1,573,343, respectively)	$530,050,118	$554,171,928

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.90	$10.87	$10.91	$10.31	$10.82	$10.92
Income From Investment Operations:
Net investment income	0.24	0.58	0.53	0.46	0.55	0.66
Net realized and unrealized gain (loss) on investments	0.11	(1.02)	(0.05)	0.64	(0.36)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.35	(0.44)	0.48	1.10	0.19	0.57

Less Distributions:
Distributions from net investment income	(0.24)	(0.50)	(0.52)	(0.46)	(0.55)	(0.66)
Distributions in excess of net investment income[2]	--	--	--	(0.01)	(0.05)	--

Total distributions from net investment income	(0.24)	(0.50)	(0.52)	(0.47)	(0.60)	(0.66)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)	(0.01)

TOTAL DISTRIBUTIONS	(0.24)	(0.53)	(0.52)	(0.50)	(0.70)	(0.67)

Net Asset Value, End of Period	$10.01	$ 9.90	$10.87	$10.91	$10.31	$10.82

Total Return[3]	3.57%	(4.01%)	4.46%	11.28%	1.84%	5.32%

Ratios to Average Net Assets:

Expenses	0.89%[5]	0.92%	0.87%	0.86%	0.93%	0.98%

Net investment income	4.81%[5]	5.72%	4.86%	4.70%	5.37%	5.97%

Expense waiver/reimbursement[4]	0.14%[5]	0.14%	0.14%	0.14%	0.14%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$452,595	$471,475	$562,883	$591,310	$595,515	$663,538

Portfolio turnover	9%	68%	31%	64%	33%	29%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.90	$10.87	$10.91	$10.31	$10.82	$10.92
Income From Investment Operations:
Net investment income	0.19	0.48	0.43	0.38	0.47	0.56
Net realized and unrealized gain (loss) on investments	0.11	(1.01)	(0.05)	0.64	(0.37)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.30	(0.53)	0.38	1.02	0.10	0.47

Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.42)	(0.38)	(0.47)	(0.56)
Distributions in excess of net investment income[2]	--	--	--	(0.01)	(0.04)	--

Total distributions from net investment income	(0.19)	(0.41)	(0.42)	(0.39)	(0.51)	(0.56)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)	(0.01)

TOTAL DISTRIBUTIONS	(0.19)	(0.44)	(0.42)	(0.42)	(0.61)	(0.57)

Net Asset Value, End of Period	$10.01	$ 9.90	$10.87	$10.91	$10.31	$10.82

Total Return[3]	3.11%	(4.85%)	3.53%	10.30%	0.94%	4.40%

Ratios to Average Net Assets:

Expenses	1.78%[4]	1.81%	1.76%	1.75%	1.82%	1.86%

Net investment income	3.92%[4]	4.68%	3.97%	3.81%	4.50%	5.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,519	$72,095	$88,756	$87,304	$77,536	$58,296

Portfolio turnover	9%	68%	31%	64%	33%	29%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.90	$10.87	$10.91	$10.31	$10.82	$10.92
Income From Investment Operations:
Net investment income	0.20	0.48	0.43	0.37	0.46	0.56
Net realized and unrealized gain (loss) on investments	0.11	(1.01)	(0.05)	0.65	(0.36)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.31	(0.53)	0.38	1.02	0.10	0.47

Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.42)	(0.37)	(0.46)	(0.56)
Distributions in excess of net investment income[2]	--	--	--	(0.02)	(0.05)	--

Total distributions from net investment income	(0.20)	(0.41)	(0.42)	(0.39)	(0.51)	(0.56)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)	(0.01)

TOTAL DISTRIBUTIONS	(0.20)	(0.44)	(0.42)	(0.42)	(0.61)	(0.57)

Net Asset Value, End of Period	$10.01	$ 9.90	$10.87	$10.91	$10.31	$10.82

Total Return[3]	3.12%	(4.85%)	3.54%	10.31%	0.95%	4.42%

Ratios to Average Net Assets:

Expenses	1.77%[5]	1.80%	1.75%	1.74%	1.81%	1.82%

Net investment income	3.91%[5]	4.68%	3.98%	3.83%	4.51%	5.16%

Expense waiver/reimbursement[4]	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,937	$10,601	$16,870	$17,616	$20,544	$25,914

Portfolio turnover	9%	68%	31%	64%	33%	29%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000 (unaudited)

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $43,980,229, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008. Additionally, net capital losses of $6,969,168 attributable to security transactions after October 31, 1999, are treated as arising on April 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par values shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	375,000,000
Class B Shares	250,000,000
Class C Shares	375,000,000
TOTAL	1,000,000,000

SHARES OF BENEFICIAL INTEREST

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,400,900	$63,155,657	9,897,073	$99,768,199
Shares issued to shareholders in payment of distributions declared	680,766	6,716,268	1,698,867	17,136,432
Shares redeemed	(9,490,268)	(93,939,384)	(15,749,468)	(158,525,358)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,408,602)	$(24,067,459)	(4,153,528)	$(41,620,727)

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	367,506	$3,632,613	1,034,706	$10,573,834
Shares issued to shareholders in payment of distributions declared	51,632	510,787	158,380	1,597,023
Shares redeemed	(856,328)	(8,482,548)	(2,075,020)	(20,875,144)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(437,190)	$(4,339,148)	(881,934)	$(8,704,287)

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,777,156	$17,639,245	1,858,031	$18,301,343
Shares issued to shareholders in payment of distributions declared	9,557	94,459	37,330	378,454
Shares redeemed	(1,964,734)	(19,468,021)	(2,376,325)	(23,466,922)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(178,021)	$(1,734,317)	(480,964)	$(4,787,125)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,023,813)	$(30,140,924)	(5,516,426)	$(55,112,139)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to: (a) a maximum of 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $112,500,000 and $128,220,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended September 30, 2000, were as follows:

Purchases	$46,834,291

Sales	$72,184,023

CONCENTRATION OF CREDIT RISK

At September 30, 2000, 17.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.0% of total investments.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8110104 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                   FEDERATED MUNICIPAL SECURITIES FUND, INC.

                                GRAPHIC APPENDIX

     A1. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-coded  mountain  chart  is a  visual  representation  of  the narrative text above it. The "x" axis reflects  computation periods from 10/4/76 to 9/30/00. The "y" axis is measured in increments of $20,000 ranging from $0 to
$100,000 and indicates that the ending value of hypothetical  initial investment
of  $24,000  (1,833  Shares)  in  the  fund's  Class  A  Shares,   assuming  the
reinvestment of capital gains and dividends,  would have grown to $93,730 (9,364
Shares) on 9/30/00.

     A2. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-coded  mountain  chart  is a  visual  representation  of  the narrative text above it. The "x" axis reflects  computation periods from 10/4/76 to 9/30/00. The "y" axis is measured in increments of $10,000 ranging from $0 to
$60,000 and indicates that the ending value of hypothetical  yearly  investments of $1,000 (76 Shares) in the fund's Class A Shares, assuming the reinvestment of capital  gains and  dividends,  would have grown to  $56,382  (5,633  Shares) on
9/30/00.

     A3. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-coded  mountain  chart  is a  visual  representation  of  the narrative text above it. The "x" axis reflects  computation periods from 9/30/90 to 9/30/00. The "y" axis is measured in increments of $10,000 ranging from $0 to
$50,000 and  indicates  that the ending value of a  hypothetical  investment  of
$25,000 (2,308 Shares) in the fund's Class A Shares,  assuming the  reinvestment of capital gains and  dividends,  would have grown to $41,878  (4,184 Shares) on
9/30/00.